Summary of principal accounting policies - Sales and marketing expenses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Summary of principal accounting policies
Entry fees paid to location partners, contractual period	6 years	1 year
Entry fees paid to location partners, weighted average term	2 years 9 months 18 days	2 years 3 months 18 days	2 years
Aggregated commissions to the location partners and network partners and amortization of the entry fees to the location partners	¥ 981,289	¥ 2,069,102	¥ 2,112,774
Advertising expenses	¥ 10,907	¥ 10,684	¥ 14,988